Income Taxes - Effects of Deferred Tax on Components of Other Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income taxes [line items]
Income tax related to available-for-sale financial assets	$ (497)	$ 1,820	$ (290)
Income tax related to cash flow hedge	(25,701,599)	(21,116,232)	31,868,299
Income tax related to defined benefit plans	(463,556)	1,786,999	1,325,242
Income tax related to components of other comprehensive income	25,702,096	19,327,413	(33,193,251)
Amount Before Tax [Member]
Disclosure of income taxes [line items]
Income tax related to available-for-sale financial assets	1,840	(6,740)	1,077
Income tax related to cash flow hedge	97,558,961	89,068,357	(122,593,576)
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	(1,490)	(11,691,075)	(577,862)
Foreign currency translation	(3,686,549)	(3,532,844)	162,373
Income tax related to defined benefit plans	1,716,875	(6,618,514)	(5,645,532)
Income tax related to components of other comprehensive income	95,589,637	67,219,184	(128,653,520)
Income Tax Expense (Benefit) [Member]
Disclosure of income taxes [line items]
Income tax related to available-for-sale financial assets	(497)	1,820	(290)
Income tax related to cash flow hedge	(25,701,599)	(21,116,232)	31,868,299
Income tax related to defined benefit plans	(463,556)	1,786,999	1,325,242
Income tax related to components of other comprehensive income	(26,165,652)	(19,327,413)	33,193,251
Amount After Tax [Member]
Disclosure of income taxes [line items]
Income tax related to available-for-sale financial assets	1,343	(4,920)	787
Income tax related to cash flow hedge	71,857,362	67,952,125	(90,725,277)
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	(1,490)	(11,691,075)	(577,862)
Foreign currency translation	(3,686,549)	(3,532,844)	162,373
Income tax related to defined benefit plans	1,253,319	(4,831,515)	(4,320,290)
Income tax related to components of other comprehensive income	$ 69,423,985	$ 47,891,771	$ (95,460,269)